Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Securities Excluded from Dilutive per Share Computation

The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding as they would be anti-dilutive:

	September 30,
	2015	2014
Shares underlying warrants outstanding	5,925,836	16,793,301
Shares underlying options outstanding	3,888,657	2,424,612
Unvested restricted stock	436,333	-

The following securities have been excluded from the dilutive per share computation as they are antidilutive:

	December 31,
	2014	2013
Shares underlying options outstanding	2,472,234	2,410,134
Shares underlying warrants outstanding	16,752,915	5,081,023
Unvested restricted stock	132,077	75,450